Great-West Loomis Sayles Bond Fund
Fund Summary
Investment Objective
The Fund seeks high total investment return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Loomis Sayles Bond Fund		Institutional Class	Investor Class	Class L
Management Fees		0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		0.03%	0.39%	0.39%
Shareholder Services Fees		none	0.35%	0.35%
Other Expenses	[1]	0.03%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.55%	0.91%	1.16%
Fee Waiver and Expense Reimbursement	[2]	none	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.55%	0.90%	1.15%
[1]	Other Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.55% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Loomis Sayles Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Investor Class	92	289	503	1,119
Class L	117	367	637	1,408

Expense Example, No Redemption - Great-West Loomis Sayles Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Investor Class	92	289	503	1,119
Class L	117	367	637	1,408

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will focus on good relative value based on the credit outlook of the issuer and maximum total return potential. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.

The Fund may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield-high risk” or “junk”) bonds. The Fund may also invest in bank loans.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Bank Loan Risk - Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans generally are subject to legal or contractual restrictions on resale. In addition, bank loans may have trade settlement periods extending beyond seven days. Bank loans may be structured such that they are not securities under securities laws and subject to securities laws protections against fraud and misrepresentation. As such, there can be no assurances that fraud or misrepresentation will not occur with respect to bank loans in which the Fund invests.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in a single country, a limited number of countries or a particular geographic region in which the Fund focuses its investments will have a significant impact on the performance of the Fund.

High Yield Securities Risk - Below investment grade (“high yield-high risk” or “junk”) bonds have a higher degree of credit risk and interest rate risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

U.S. Government Securities Risk – U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance information will appear in future versions of this Prospectus after Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.02%
Worst Quarter	December 2008	-11.90%

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - Great-West Loomis Sayles Bond Fund	One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Institutional Class	6.68%			3.89%	May 01, 2015
Institutional Class | Bank of America Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	4.03%			2.19%	May 01, 2015
Investor Class	6.27%	4.33%	6.23%
Investor Class | Bank of America Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	4.03%	2.16%	4.09%
[1]	Since inception on May 1, 2015